Note 10 - Deferred Revenue	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
10.	DEFERRED REVENUE

	Three months
	ended	Year ended
	June 30,	March 31,
	2019	2019
Balance, beginning of period	$43,228	$38,710
Additions to deferred revenue	16,154	569,880
Revenue recognized during the period	(22,959)	(563,922)
Foreign exchange impact	(586)	(1,440)
Liabilities held for sale	(32,538)	-
Balance, end of period	$3,299	$43,228